Mining rights (Tables)	12 Months Ended
Dec. 31, 2021
Mining rights
Detailed information about mining rights

	2021	2020

Beginning of the year
Cost	2,506,867	2,472,886
Accumulated impairment losses	(895,381)	(895,381)

Net book value	1,611,486	1,577,505

Movements:
Addition	—	33,981

End of the year	1,611,486	1,611,486

Cost	2,506,867	2,506,867
Accumulated impairment losses	(895,381)	(895,381)

Net book value	1,611,486	1,611,486